                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS       NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

         NUMBER OF
           SHARES                                                                                    VALUE
-----------------------------                                                                 -------------------

                               COMMON STOCKS (94.8%)

                               AUSTRALIA (1.6%)
                               Major Banks
          251,573              National Australia Bank Ltd.                                           $5,442,596
                                                                                              -------------------

                               Major Telecommunications
         1,824,894             Telstra Corp., Ltd.                                                     6,936,477
                                                                                              -------------------

                               TOTAL AUSTRALIA                                                        12,379,073
                                                                                              -------------------

                               .................................................

                               AUSTRIA (1.0%)
                               Major Telecommunications
          444,479              Telekom Austria AG                                                      7,559,983
                                                                                              -------------------

                               .................................................

                               BELGIUM (0.6%)
                               Financial Conglomerates
          184,362              Fortis                                                                  4,860,408
                                                                                              -------------------

                               .................................................

                               CANADA (0.7%)
                               Major Banks
           97,872              Royal Bank of Canada                                                    5,147,251
                                                                                              -------------------

                               .................................................

                               FINLAND (0.5%)
                               Telecommunication Equipment
          220,910              Nokia Oyj                                                               3,592,993
                                                                                              -------------------

                               .................................................

                               FRANCE (8.8%)
                               Integrated Oil
           62,887              Total S.A.                                                             13,763,031
                                                                                              -------------------

                               Major Banks
           67,755              BNP Paribas S.A.                                                        4,708,718
           48,464              Societe Generale                                                        4,678,585
                                                                                              -------------------
                                                                                                       9,387,303
                                                                                              -------------------

                               Major Telecommunications
          972,861              France Telecom S.A.*                                                   30,547,392
                                                                                              -------------------

                               Motor Vehicles
           62,675              Renault S.A.                                                            5,126,040
                                                                                              -------------------

                               Pharmaceuticals: Major
           93,448              Sanofi-Aventis                                                          7,034,464
                                                                                              -------------------

                               TOTAL FRANCE                                                           65,858,230
                                                                                              -------------------

                               .................................................

                               GERMANY (5.6%)
                               Chemicals: Major Diversified
          126,686              Bayer AG                                                                4,013,234
                                                                                              -------------------

                               Chemicals: Specialty
           67,338              Linde AG                                                                4,111,548
                                                                                              -------------------

                               Industrial Conglomerates
          145,321              Siemens AG (Registered Shares)                                         11,634,428
                                                                                              -------------------

                               Major Telecommunications
          546,468              Deutsche Telekom AG (Registered Shares)*                               11,603,824
                                                                                              -------------------

                               Motor Vehicles
          135,294              Bayerische Motoren Werke (BMW) AG                                       5,713,366
                                                                                              -------------------

                               Multi-Line Insurance
           41,788              Muenchener Rueckver AG (Registered Shares)                              4,739,306
                                                                                              -------------------

                               TOTAL GERMANY                                                          41,815,706
                                                                                              -------------------

                               .................................................

                               ITALY (4.7%)
                               Integrated Oil
          299,174              ENI SpA                                                                 7,342,608
                                                                                              -------------------

                               Major Banks
         1,864,284             UniCredito Italiano SpA                                                10,280,631
                                                                                              -------------------

                               Major Telecommunications
         6,510,595             Telecom Italia SpA - RNC                                               17,951,435
                                                                                              -------------------

                               TOTAL ITALY                                                            35,574,674
                                                                                              -------------------

                               .................................................

                               JAPAN (16.7%)
                               Advertising/Marketing Services
           60,700              Asatsu - DK Inc.                                                        1,774,027
                                                                                              -------------------

                               Broadcasting
           1,034               Fuji Television Network, Inc.                                           2,188,679
                                                                                              -------------------

                               Commercial Printing/Forms
          919,000              Dai Nippon Printing Co., Ltd.                                          13,723,876
                                                                                              -------------------

                               Electric Utilities
          553,600              Kansai Electric Power Co., Inc. (The)                                  10,750,558
                                                                                              -------------------

                               Electronic Equipment/Instruments
          244,000              Canon, Inc.                                                            12,224,876
           53,900              Kyocera Corp.                                                           3,794,300
                                                                                              -------------------
                                                                                                      16,019,176
                                                                                              -------------------

                               Electronics/Appliances
          446,000              Fuji Photo Film Co., Ltd.                                              15,676,473
                                                                                              -------------------

                               Food Retail
          105,900              Lawson, Inc.                                                            3,814,827
                                                                                              -------------------

                               Gas Distributors
          942,000              Osaka Gas Co., Ltd.                                                     2,872,007
         1,918,000             Tokyo Gas Co., Ltd.                                                     7,691,368
                                                                                              -------------------
                                                                                                      10,563,375
                                                                                              -------------------

                               Household/Personal Care
          423,000              Kao Corp.                                                              10,185,843
                                                                                              -------------------

                               Investment Banks/Brokers
          106,000              Daiwa Securities Group Inc.                                               724,575
                                                                                              -------------------

                               Major Telecommunications
            762                Nippon Telegraph & Telephone Corp.                                      3,418,235
                                                                                              -------------------

                               Movies/Entertainment
           77,700              Oriental Land Co. Ltd.                                                  5,017,040
                                                                                              -------------------

                               Pharmaceuticals: Major
           46,900              Sankyo Co., Ltd.                                                          917,598
                                                                                              -------------------

                               Pharmaceuticals: Other
          181,600              Yamanouchi Pharmaceutical Co., Ltd.                                     6,629,925
                                                                                              -------------------

                               Property - Casualty Insurers
            260                Millea Holdings, Inc.                                                   3,660,550
          459,000              Mitsui Sumitomo Insurance Co., Ltd.                                     4,046,723
                                                                                              -------------------
                                                                                                       7,707,273
                                                                                              -------------------

                               Railroads
            111                Central Japan Railway Co.                                                 906,408
                                                                                              -------------------

                               Real Estate Development
          483,000              Mitsubishi Estate Co., Ltd.                                             5,463,589
                                                                                              -------------------

                               Recreational Products
           5,800               Nintendo Co., Ltd.                                                        697,194
                                                                                              -------------------

                               Semiconductors
           75,400              Rohm Co., Ltd.                                                          7,196,640
                                                                                              -------------------

                               Tobacco
            202                Japan Tobacco, Inc.                                                     1,912,322
                                                                                              -------------------

                               TOTAL JAPAN                                                           125,287,633
                                                                                              -------------------

                               .................................................

                               NETHERLANDS (8.4%)
                               Financial Conglomerates
          286,248              ING Groep NV (Share Certificates)                                       7,873,583
                                                                                              -------------------

                               Food: Major Diversified
          369,787              Unilever NV (Share Certificates)                                       23,246,855
                                                                                              -------------------

                               Food: Specialty/Candy
           83,915              CSM NV                                                                  2,386,234
                                                                                              -------------------

                               Industrial Specialties
          182,316              Akzo Nobel NV                                                           7,539,178
                                                                                              -------------------

                               Integrated Oil
          234,758              Royal Dutch Petroleum Co.                                              13,444,891
                                                                                              -------------------

                               Major Banks
          199,018              ABN AMRO Holding NV                                                     4,887,131
                                                                                              -------------------

                               Major Telecommunications
          431,055              Koninklijke (Royal) KPN NV                                              3,740,292
                                                                                              -------------------

                               TOTAL NETHERLANDS                                                      63,118,164
                                                                                              -------------------

                               .................................................

                               NEW ZEALAND (0.8%)
                               Major Telecommunications
         1,343,099             Telecom Corporation of New Zealand Ltd.                                 5,796,251
                                                                                              -------------------

                               .................................................

                               SOUTH KOREA (1.4%)
                               Semiconductors
           49,877              Samsung Electronics Co., Ltd. (GDR) - 144A **                          10,224,785
                                                                                              -------------------

                               .................................................

                               SPAIN (2.1%)
                               Major Telecommunications
          882,544              Telefonica S.A.                                                        15,503,417
                                                                                              -------------------

                               .................................................

                               SWEDEN (1.4%)
                               Metal Fabrications
          104,755              SKF AB (B Shares)                                                       4,456,002
                                                                                              -------------------

                               Regional Banks
          624,283              Nordea  Bank AB                                                         6,128,159
                                                                                              -------------------

                               TOTAL SWEDEN                                                           10,584,161
                                                                                              -------------------

                               .................................................

                               SWITZERLAND (10.0%)
                               Chemicals: Specialty
           17,226              Ciba Specialty Chemicals AG (Registered Shares)                         1,242,514
                                                                                              -------------------

                               Construction Materials
          174,089              Holcim Ltd. (Registered Shares)                                         9,969,317
                                                                                              -------------------

                               Financial Conglomerates
          169,308              UBS AG (Registered Shares)                                             13,674,706
                                                                                              -------------------

                               Food: Major Diversified
           99,896              Nestle S.A. (Registered Shares)                                        25,624,467
                                                                                              -------------------

                               Major Banks
          157,114              Credit Suisse Group*                                                    6,124,456
                                                                                              -------------------

                               Pharmaceuticals: Major
          294,919              Novartis AG (Registered Shares)                                        14,121,352
           37,949              Roche Holding AG                                                        3,993,581
                                                                                              -------------------
                                                                                                      18,114,933
                                                                                              -------------------

                               TOTAL SWITZERLAND                                                      74,750,393
                                                                                              -------------------

                               .................................................

                               TAIWAN (0.6%)
                               Major Telecommunications
          224,300              Chunghwa Telecom Co., Ltd. (ADR)                                        4,676,655
                                                                                              -------------------

                               .................................................

                               UNITED KINGDOM (29.9%)
                               Aerospace & Defense
         1,080,182             Rolls-Royce Group PLC*                                                  5,431,805
         35,733,724            Rolls-Royce Group PLC (Class B)                                            71,671
                                                                                              -------------------
                                                                                                       5,503,476
                                                                                              -------------------

                               Beverages: Alcoholic
         1,696,518             Allied Domecq PLC                                                      16,754,360
                                                                                              -------------------

                               Broadcasting
         1,650,755             ITV PLC                                                                 3,460,716
                                                                                              -------------------

                               Catalog/Specialty Distribution
          296,452              GUS PLC                                                                 4,949,310
                                                                                              -------------------

                               Chemicals: Specialty
          551,788              BOC Group PLC                                                           9,865,678
                                                                                              -------------------

                               Commercial Printing/Forms
          151,062              DX Services PLC                                                           871,450
                                                                                              -------------------

                               Electric Utilities
         1,177,437             National Grid Transco PLC                                              10,767,759
                                                                                              -------------------

                               Food: Specialty/Candy
          987,108              Cadbury Schweppes PLC                                                   8,805,629
                                                                                              -------------------

                               Household/Personal Care
          306,112              Reckitt Benckiser PLC                                                   9,022,463
                                                                                              -------------------

                               Integrated Oil
         1,786,759             BP PLC                                                                 18,225,778
                                                                                              -------------------

                               Life/Health Insurance
         1,092,527             Prudential PLC                                                          8,712,996
                                                                                              -------------------

                               Major Banks
         1,400,234             Barclays PLC                                                           14,443,526
          224,953              Royal Bank of Scotland Group PLC                                        6,909,660
                                                                                              -------------------
                                                                                                      21,353,186
                                                                                              -------------------

                               Miscellaneous Commercial Services
         1,201,226             Rentokil Initial PLC                                                    3,258,306
                                                                                              -------------------

                               Other Metals/Minerals
          776,712              BHP Billiton PLC                                                        9,080,093
                                                                                              -------------------

                               Other Transportation
          240,751              BAA PLC                                                                 2,676,517
                                                                                              -------------------

                               Personnel Services
         3,021,249             Hays PLC                                                                6,983,140
                                                                                              -------------------

                               Pharmaceuticals: Major
          610,062              GlaxoSmithKline PLC                                                    12,830,398
                                                                                              -------------------

                               Publishing: Books/Magazines
         1,446,824             Reed Elsevier PLC                                                      13,279,690
                                                                                              -------------------

                               Pulp & Paper
          494,704              Bunzl PLC                                                               4,219,352
                                                                                              -------------------

                               Tobacco
          827,935              British American Tobacco PLC                                           13,901,573
          690,979              Imperial Tobacco Group PLC                                             17,990,347
                                                                                              -------------------
                                                                                                      31,891,920
                                                                                              -------------------

                               Wholesale Distributors
          261,855              Wolseley PLC                                                            4,506,761
                                                                                              -------------------

                               Wireless Telecommunications
         6,208,289             Vodafone Group PLC                                                     16,839,885
                                                                                              -------------------

                               TOTAL UNITED KINGDOM                                                  223,858,863
                                                                                              -------------------

                               TOTAL COMMON STOCKS                                                   710,588,640
                                                                                              -------------------
                                 (Cost $588,247,552)

                               PREFFERED STOCK (1.0%)
                               GERMANY (1.0%)
           12,047              Porsche AG (Cost $6,788,100)                                            7,679,063
                                                                                              -------------------

         PRINCIPAL
         AMOUNT IN
         THOUSANDS             SHORT-TERM INVESTMENT (2.0%)
-----------------------------  .................................................
                               Repurchase Agreement
          $14,807              Joint repurchase  agreement account 2.06% due 12/01/04
                               (dated 11/30/04; proceeds $14,807,847) (a)
                               (Cost $14,807,000)                                                     14,807,000
                                                                                              -------------------

                               TOTAL INVESTMENTS
                               (Cost $609,842,652) (b) (c)                           97.8%           733,074,703
                               OTHER ASSETS IN EXCESS OF LIABILITIES                   2.2            16,883,006
                                                                                -----------   -------------------
                               NET ASSETS                                           100.0%          $749,957,709
                                                                                ===========   ===================

--------------------------------------------------------------------------------

            ADR                American Depository Receipt.
            GDR                Global Depository Receipt
             *                 Non-income producing security.
             **                Resale is restricted to qualified institutional
                               investors.
            (a)                Collateralized by federal agency and U.S.
                               Treasury obligations.
            (b)                Securities have been designated as collateral in
                               an amount equal to $45,758,410 in connection
                               with open forward foreign currency contracts.
            (c)                The aggregate cost for federal income tax
                               purposes approximates the aggregate cost for book
                               purposes. The aggregate gross unrealized
                               appreciation is $126,918,367 and the aggregate
                               gross unrealized depreciation is $3,686,316,
                               resulting in net unrealized appreciation of
                               $123,232,051.

        INTERNATIONAL VALUE EQUITY

        FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 2004:

                                                                                       UNREALIZED
           CONTRACTS TO                     IN                       DELIVERY         APPRECIATION/
             DELIVER                    EXCHANGE FOR                    DATE         (DEPRECIATION)
        -------------------    -----------------------------     ------------------------------------------

          EUR       47,996     CAD                   75,642          12/01/04      $               (7)
          EUR       89,290     SEK                  796,335          12/01/04                    (531)
          EUR       96,198      $                   127,500          12/01/04                    (625)
          EUR      570,656     CHF                  865,628          12/01/04                  (1,865)
          EUR    1,225,593     GBP                  859,140          12/01/04                  27,578
          JPY   26,927,280     EUR                  197,226          12/01/04                     492
          EUR        8,468     SEK                   75,564          12/02/04                     (45)
          EUR       53,814     NZD                  100,084          12/02/04                      46
          EUR       64,400     AUD                  110,569          12/02/04                      27
          EUR      114,034     CHF                  172,419          12/02/04                    (862)
          EUR      411,656     GBP                  286,821          12/02/04                   5,883
          EUR      668,473     JPY               91,279,946          12/02/04                  (1,537)
          GBP   11,200,000     JPY               15,985,271          01/24/05                (260,423)
          GBP   13,000,000     EUR            2,515,311,500          01/24/05                (440,708)
                                                                                ----------------------

                 Net unrealized depreciation....................................  $          (672,577)
                                                                                ======================

        Currency Abbreviations:
        -----------------------

        AUD  Australian Dollar.
        GBP  British Pound.
        CAD  Canadian Dollar.
        EUR  Euro.
        JPY  Japanese Yen.
        NZD  New Zealand Dollar.
        SEK  Swedish Krona.
        CHF  Swiss Franc.

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
SUMMARY OF INVESTMENTS                                              NOVEMBER 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

                                                                                                    PERCENT OF
     INDUSTRY                                                              VALUE                    NET ASSETS
-------------------                                                ---------------------      ----------------------

Major Telecommunications                                                    $107,733,961                        14.4%
Major Banks                                                                   62,622,554                         8.3
Integrated Oil                                                                52,776,308                         7.0
Food: Major Diversified                                                       48,871,322                         6.5
Pharmaceuticals: Major                                                        38,897,393                         5.2
Tobacco                                                                       33,804,242                         4.5
Financial Conglomerates                                                       26,408,697                         3.6
Electric Utilities                                                            21,518,317                         2.9
Household/Personal Care                                                       19,208,306                         2.6
Motor Vehicles                                                                18,518,469                         2.5
Semiconductors                                                                17,421,425                         2.3
Wireless Telecommunications                                                   16,839,885                         2.2
Beverages: Alcoholic                                                          16,754,360                         2.2
Electronic Equipment/Instruments                                              16,019,176                         2.1
Electronics/Appliances                                                        15,676,473                         2.1
Chemicals: Specialty                                                          15,219,740                         2.0
Repurchase Agreement                                                          14,807,000                         2.0
Commercial Printing/Forms                                                     14,595,326                         2.0
Publishing: Books/Magazines                                                   13,279,690                         1.8
Industrial Conglomerates                                                      11,634,428                         1.6
Food: Specialty/Candy                                                         11,191,863                         1.5
Gas Distributors                                                              10,563,375                         1.4
Construction Materials                                                         9,969,317                         1.3
Other Metals/Minerals                                                          9,080,093                         1.2
Life/Health Insurance                                                          8,712,996                         1.2
Property - Casualty Insurers                                                   7,707,273                         1.0
Industrial Specialties                                                         7,539,178                         1.0
Personnel Services                                                             6,983,140                         0.9
Pharmaceuticals: Other                                                         6,629,925                         0.9
Regional Banks                                                                 6,128,159                         0.8
Broadcasting                                                                   5,649,395                         0.8
Aerospace & Defense                                                            5,503,476                         0.7
Real Estate Development                                                        5,463,589                         0.7
Movies/Entertainment                                                           5,017,040                         0.7
Catalog/Specialty Distribution                                                 4,949,310                         0.7
Multi-Line Insurance                                                           4,739,306                         0.6
Wholesale Distributors                                                         4,506,761                         0.6
Metal Fabrications                                                             4,456,002                         0.6
Pulp & Paper                                                                   4,219,352                         0.6
Chemicals: Major Diversified                                                   4,013,234                         0.5
Food Retail                                                                    3,814,827                         0.5

Telecommunication Equipment                                                    3,592,993                         0.5
Miscellaneous Commercial Services                                              3,258,306                         0.4
Other Transportation                                                           2,676,517                         0.4
Advertising/Marketing Services                                                 1,774,027                         0.2
Railroads                                                                        906,408                         0.1
Investment Banks/Brokers                                                         724,575                         0.1
Recreational Products                                                            697,194                         0.1
                                                                    ---------------------      ----------------------

                                                                            $733,074,703 *                      97.8%
                                                                    =====================      ======================

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
SUMMARY OF INVESTMENTS                                               NOVEMBER 30, 2004 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       PERCENT OF
TYPE OF INVESTMENT                                                          VALUE                      NET ASSETS
------------------------------                                       ---------------------        ---------------------

Common Stocks                                                                $710,588,640                         94.8%
Short-Term Investment                                                          14,807,000                          2.0
Preferred Stock                                                                 7,679,063                          1.0
                                                                     ---------------------        ---------------------

                                                                             $733,074,703 *                       97.8%
                                                                     =====================        =====================

------------------------------
* Does not include outstanding forward foreign currency contracts with net unrealized depreciation of $672,577.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005

                                       3

                                                             EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.                I have reviewed this report on Form N-Q of Morgan Stanley
                  International Value Equity Fund;

2.                Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

3.                Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
                  quarter for which the report is filed;

4.                The registrant's other certifying officer(s) and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-3(c) under the
                  Investment Company Act of 1940) for the registrant and have:

                  (a)      Designed such disclosure controls and procedures, or
                           caused such disclosure controls and procedures to be
                           designed under our supervision, to ensure that
                           material information relating to the registrant,
                           including its consolidated subsidiaries, is made
                           known to us by others within those entities,
                           particularly during the period in which this report
                           is being prepared;

                  (b)      Omitted;

                  (c)      Evaluated the effectiveness of the registrant's
                           disclosure controls and procedures and presented in
                           this report our conclusions about the effectiveness
                           of the disclosure controls and procedures, as of a
                           date within 90 days prior to the filing date of this
                           report, based on such evaluation; and

                  (d)      Disclosed in this report any change in the
                           registrant's internal control over financial
                           reporting that occurred during the registrant's most
                           recent fiscal quarter that has materially affected,
                           or is reasonably likely to materially affect, the
                           registrant's internal control over financial
                           reporting; and

5.                The registrant's other certifying officer(s) and I have
                  disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a)      All significant deficiencies and material weaknesses
                           in the design or operation of internal control over
                           financial reporting which are reasonably likely to
                           adversely affect the registrant's ability to record,
                           process, summarize, and report financial information;
                           and

                  (b)      Any fraud, whether or not material, that involves
                           management or other employees who have a significant
                           role in the registrant's internal control over
                           financial reporting.

Date: January 20, 2005

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                             EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.                I have reviewed this report on Form N-Q of Morgan Stanley
                  International Value Equity Fund;

2.                Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

3.                Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
                  quarter for which the report is filed;

4.                The registrant's other certifying officer(s) and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-3(c) under the
                  Investment Company Act of 1940) for the registrant and have:

                  (a)      Designed such disclosure controls and procedures, or
                           caused such disclosure controls and procedures to be
                           designed under our supervision, to ensure that
                           material information relating to the registrant,
                           including its consolidated subsidiaries, is made
                           known to us by others within those entities,
                           particularly during the period in which this report
                           is being prepared;

                  (b)      Omitted;

                  (c)      Evaluated the effectiveness of the registrant's
                           disclosure controls and procedures and presented in
                           this report our conclusions about the effectiveness
                           of the disclosure controls and procedures, as of a
                           date within 90 days prior to the filing date of this
                           report, based on such evaluation; and

                  (d)      Disclosed in this report any change in the
                           registrant's internal control over financial
                           reporting that occurred during the registrant's most
                           recent fiscal quarter that has materially affected,
                           or is reasonably likely to materially affect, the
                           registrant's internal control over financial
                           reporting; and

5.                The registrant's other certifying officer(s) and I have
                  disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a)      All significant deficiencies and material weaknesses
                           in the design or operation of internal control over
                           financial reporting which are reasonably likely to
                           adversely affect the registrant's ability to record,
                           process, summarize, and report financial information;
                           and

                  (b)      Any fraud, whether or not material, that involves
                           management or other employees who have a significant
                           role in the registrant's internal control over
                           financial reporting.

Date: January 20, 2005

                                  /s/ Francis Smith
                                  Francis Smith
                                  Principal Financial Officer

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